Business combinations (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Purchase Price Consideration [Line Items]
Intangible Assets, Net (Including Goodwill), Total	$ 251	$ 18,646	$ 16,241	$ 0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		11,800
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 5,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total	$ 193,910
Hoegh LNG FRSU III Ltd [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combinations Charter Out One Vessel to Predefined Hire Rate	90.00%		90.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total	$ 194,200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	47,000
Intangible Assets, Net (Including Goodwill), Total			$ 300
Business Combination Consideration Transferred or Paid	140,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total	$ 7,200
Hoegh LNG FRSU III Ltd [Member] | Time Charter Contract [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			11,000
Hoegh LNG FRSU III Ltd [Member] | Time Charter Extension [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 8,000